Interest expense and other financial costs (Tables)	12 Months Ended
Dec. 31, 2022
Interest expense and other financial costs [Abstract]
Interest Expense and Other Financial Costs
This line at December 31, 2022, 2021 and 2020, is comprised as follows:

	2022	2021	2020
Interest on financial debt	$9,096	$14,689	$38,558
Interest on financial related parties	18,227	10,329	-
Interest expense on leasing arrangements	28,568	34,146	33,535
Other financial expenses	5,257	3,236	2,066
Amortization of transaction cost associated with financial debt	415	176	1,495
	$61,563	$62,576	$75,654